Organization and Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Property Plant And Equipment [Line Items]
Depreciation Expense	$ 8,168	$ 7,391	$ 6,710